UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
                                FORM 13F
                          FORM 13-F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2006 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122
13-F File Number:
The institutional investment manager filing this report and the person
by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that
all required items, statements, schedules, lists and tables, are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:
Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:
      Geofrey J. Greenleaf   Shaker Heights, OH    September 30, 2006
Report Type (Check only one.):
[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    139
Form 13F Information Table Value Total:    $179,638
List of Other Included Managers:
No.  13F File Number      Name

						     Item 6:				     Item 8:
Item 1:	Item 2:	Item 3:	Item 4:	Item 5:	               Investment Discretion			Item 7:	                Voting Authority
        Name of Issuer	Title of Class	CUSIP	Fair Market	 Shares or		 (b) Shared-		Managers		   (Shares)
		   Number	Value	 Principal	 (a) Sole	 As Defined	 (c) Shared-	See Instr. V	 (a) Sole	 (b) Shared	(c) None
				  Amount		  in Instr. V	       Other
3M Co.	Common	88579Y101	313.3 	"4,210 "	"4,210 "					"4,210 "
Abbott Laboratories	Common	002824100	"1,487.6 "	"30,635 "	"30,635 "					"30,635 "
AllianceBernstein Holding L.P.	Unit L.P. Int.	01881G106	"1,038.0 "	"15,046 "	"15,046 "					"15,046 "
Allied Capital Corp.	Common	01903Q108	"1,962.7 "	"64,968 "	"64,968 "					"64,968 "
Allstate Corp.	Common	020002101	"1,124.2 "	"17,921 "	"17,921 "					"17,921 "
American Capital Strategies	Common	024937104	"2,419.7 "	"61,305 "	"61,305 "					"61,305 "
Amgen Inc.	Common	031162100	"3,303.5 "	"46,184 "	"46,184 "					"46,184 "
AngloGold Ashanti Ltd- Spon ADR	Sponsored ADR	035128206	420.4 	"11,140 "	"11,140 "					"11,140 "
Apex Silver Mines Ltd.	ORD	G04074103	181.6 	"10,900 "	"10,900 "					"10,900 "
"Atlas Pipeline Partners, L.P."	Unit L.P. Int.	049392103	"2,686.1 "	"61,935 "	"61,935 "					"61,935 "
Avery Dennison	Common	053611109	"2,049.4 "	"34,060 "	"34,060 "					"34,060 "
Bank of America Corp.	Common	060505104	418.3 	"7,808 "	"7,808 "					"7,808 "
"Bank of New York Co., Inc."	Common	064057102	531.7 	"15,080 "	"15,080 "					"15,080 "
Berkshire Hathaway Inc. Class B	CL B	084670207	212.7 	67 	67 					67
BP PLC - Spon ADR	Common	055622104	"3,842.3 "	"58,590 "	"58,590 "					"58,590 "
"Buckeye Partners, LP"	Unit Ltd Partn	118230101	658.2 	"15,097 "	"15,097 "					"15,097 "
Cedar Fair	Dep. Unit	150185106	"2,757.6 "	"104,932 "	"104,932 "					"104,932 "
CareMark RX Inc.	Common	141705103	267.1 	"4,714 "	"4,714 "					"4,714 "
Chevron Corp	Common	166764100	494.0 	"7,616 "	"7,616 "					"7,616 "
"Church & Dwight Co., Inc."	Common	171340102	"3,089.2 "	"78,987 "	"78,987 "					"78,987 "
Cisco Systems	Common	17275R102	"2,255.0 "	"98,129 "	"98,129 "					"98,129 "
CitiGroup Inc.	Common	172967101	"3,163.5 "	"63,690 "	"63,690 "					"63,690 "
Clevelnd-Cliffs	Common	185896107	442.6 	"11,088 "	"11,088 "					"11,088 "
Coeur D'alene Mines Corp.	Common	192108108	99.5 	"21,125 "	"21,125 "					"21,125 "
ConocoPhillips	Common	20825C104	"1,927.6 "	"32,380 "	"32,380 "					"32,380 "
Cypress Semiconductor Corp.	Common	232806109	294.5 	"16,574 "	"16,574 "					"16,574 "
Developers Diversified Realty	Common	251591103	"1,753.3 "	"31,444 "	"31,444 "					"31,444 "
Dow Chemical	Common	260543103	"3,617.7 "	"92,809 "	"92,809 "					"92,809 "
Duke Energy Corp.	Common	264399106	"4,090.8 "	"135,457 "	"135,457 "					"135,457 "
eBay Inc.	Common	278642103	309.2 	"10,901 "	"10,901 "					"10,901 "
Ecolab Inc.	Common	278865100	"1,860.8 "	"43,457 "	"43,457 "					"43,457 "
Emerson Electric	Common	291011104	218.5 	"2,606 "	"2,606 "					"2,606 "
Enpath Medical Inc.	Common	29355Y105	"1,800.4 "	"167,951 "	"167,951 "					"167,951 "
Enterprise Products Part. L.P.	Common	293792107	"1,360.9 "	"50,875 "	"50,875 "					"50,875 "
"Everest Re Group, Ltd."	Common	G3223R108	304.8 	"3,125 "	"3,125 "					"3,125 "
Expeditors Int'l Wash.	Common	302130109	971.2 	"21,785 "	"21,785 "					"21,785 "
"Express Scripts, Inc."	Common	302182100	694.9 	"9,210 "	"9,210 "					"9,210 "
Exxon Mobil Corp.	Common	30231G102	"4,732.9 "	"70,535 "	"70,535 "					"70,535 "
"Federated Department Stores, Inc"	Common	31410H101	"1,148.7 "	"26,584 "	"26,584 "					"26,584 "
Fedex Corp.	Common	31428X106	978.7 	"9,005 "	"9,005 "					"9,005 "
First Data Corp.	Common	319963104	"2,687.2 "	"63,981 "	"63,981 "					"63,981 "
FirstEnergy Corp.	Common	337932107	233.9 	"4,187 "	"4,187 "					"4,187 "
General Electric	Common	369604103	"4,964.3 "	"140,632 "	"140,632 "					"140,632 "
Genworth Financial Inc.-CL A	Common	37247D106	"1,935.6 "	"55,286 "	"55,286 "					"55,286 "
Genzyme	Common	372917104	"2,677.5 "	"39,684 "	"39,684 "					"39,684 "
Gilead Sciences Inc.	Common	375558103	"2,811.0 "	"40,875 "	"40,875 "					"40,875 "
"Goldman Sachs Group, Inc."	Common	38141G104	996.6 	"5,891 "	"5,891 "					"5,891 "
"Harley Davidson, Inc."	Common	412822108	251.1 	"4,002 "	"4,002 "					"4,002 "
Harmony Gold Mining Ltd	Sponsored ADR	413216300	347.9 	"26,905 "	"26,905 "					"26,905 "
"Heartland Express , Inc."	Common	422347104	434.4 	"27,702 "	"27,702 "					"27,702 "
Home Depot	Common	437076102	236.6 	"6,799 "	"6,799 "					"6,799 "
HSBC Holdings PLC-Spon ADR	Sponsored ADR	404280406	"1,378.6 "	"15,062 "	"15,062 "					"15,062 "
"Hudson City Bancorp, Inc."	Common	443683107	161.7 	"12,200 "	"12,200 "					"12,200 "
IBM	Common	459200101	"2,040.5 "	"24,902 "	"24,902 "					"24,902 "
Illinois Tool Works	Common	452308109	497.8 	"11,086 "	"11,086 "					"11,086 "
Intel	Common	458140100	"2,038.2 "	"99,085 "	"99,085 "					"99,085 "
Inverness Medical Innov. Inc.	Common	46126P106	396.1 	"11,394 "	"11,394 "					"11,394 "
Ishares Comex Gold Trust	Ishares	464285105	597.9 	"10,045 "	"10,045 "					"10,045 "
Ishares DJ Basic Mat. Index	DJ US Basic Mat	464287838	234.5 	"4,397 "	"4,397 "					"4,397 "
Ishares DJ US Healthcare Sec. Index	DJ US Healthcr	464287762	220.7 	"3,368 "	"3,368 "					"3,368 "
Ishares DJ US Energy Sec Index	DJ US Energy	464287796	251.7 	"2,713 "	"2,713 "					"2,713 "
Ishares Gldm Sachs Semi Index	Gldm Sachs Semi	464287523	209.6 	"3,410 "	"3,410 "					"3,410 "
Ishares MSCI Australia Index	MSCI Australia	464286103	919.0 	"43,350 "	"43,350 "					"43,350 "
Ishares MSCI Canada Index	MSCI CDA IDX	464286509	242.3 	"10,095 "	"10,095 "					"10,095 "
Ishares MSCI EAFE Index	MSCI EAFE IDX	464287465	687.7 	"10,150 "	"10,150 "					"10,150 "
Ishares-MSCI Emerg. Mrkts	MSCI Emerg Mkt	464287234	"1,176.0 "	"12,153 "	"12,153 "					"12,153 "
Ishares-MSCI Japan Index	MSCI Japan	464286848	"2,399.6 "	"177,225 "	"177,225 "					"177,225 "
Ishares-MSCI Pacific Ex-Japan Idx	MSCI Pac J Idx	464286665	201.0 	"1,812 "	"1,812 "					"1,812 "
Ishares-NASDAQ Biotech Index	NASDQ Bio Indx	464287556	268.9 	"3,645 "	"3,645 "					"3,645 "
Ishares-Russell 2000 Valu Index	Rusl 2000 Valu	464287630	464.4 	"6,297 "	"6,297 "					"6,297 "
Ishares-S&P 500 Index	S&P 500 Index	464287200	406.4 	"3,038 "	"3,038 "					"3,038 "
Ishares-S&P 500/Barra Growth Index	S&P 500 Grw	464287309	774.3 	"12,550 "	"12,550 "					"12,550 "
Ishares Silver Trust	Ishares	46428Q109	849.1 	"7,415 "	"7,415 "					"7,415 "
J.P. Morgan Chase & Co.	Common	46625H100	387.3 	"8,248 "	"8,248 "					"8,248 "
Johnson & Johnson	Common	478160104	"1,052.5 "	"16,207 "	"9,116 "					"16,207 "
K-Sea Transn Partners LP	Common	48268Y101	"2,597.5 "	"76,284 "	"76,284 "					"76,284 "
Kinder Morgan Energy Partner	UT Ltd Partner	494550106	"1,524.0 "	"34,732 "	"34,732 "					"34,732 "
Korea Fund	Common	500634100	259.4 	"6,931 "	"6,931 "					"6,931 "
Lowe's Cos Inc.	Common	548661107	"1,144.7 "	"40,795 "	"40,795 "					"40,795 "
Magellan Midstream Ptnrs LP	Com Unit RP LP	364.77375	622.5 	"16,870 "	"16,870 "					"16,870 "
Markwest Energy Partners L.P.	Unit L.P. Int.	1132.56933	367.5 	"7,500 "	"7,500 "					"7,500 "
Matria Healthcare Inc.	Common	576817209	"2,273.2 "	"81,801 "	"81,801 "					"81,801 "
Maxim Integrated Product	Common	57772K101	"1,681.5 "	"59,882 "	"59,882 "					"59,882 "
McDonald's	Common	580135101	893.9 	"22,850 "	"22,850 "					"22,850 "
Medtronic Inc.	Common	585055106	"2,680.7 "	"57,724 "	"57,724 "					"57,724 "
Microsoft	Common	594918104	"1,874.0 "	"68,520 "	"68,520 "					"68,520 "
Midcap SPDR Trust Ser. I	Unit Ser 1	595635103	707.6 	"5,139 "	"5,139 "					"5,139 "
Mine Safety Appliances Co.	Common	602720104	"2,467.4 "	"69,230 "	"69,230 "					"69,230 "
Morgan Stanley Asia Pacific Fund	Common	61744U106	"1,211.0 "	"71,995 "	"71,995 "					"71,995 "
NASDAQ-100 Shares	Unit Ser 1	631100104	221.2 	"5,441 "	"5,441 "					"5,441 "
National City Corp.	Common	635405103	207.7 	"5,676 "	"5,676 "					"5,676 "
Neogen	Common	640491106	"3,104.3 "	"143,518 "	"143,518 "					"143,518 "
Newmont Mining Corp.	Common	651639106	"1,598.9 "	"37,400 "	"37,400 "					"37,400 "
Nortel Networks Corp. New	Common	656568102	23.0 	"10,000 "	"10,000 "					"10,000 "
Northrop Grumman Corp.	Common	666807102	650.2 	"9,552 "	"9,552 "					"9,552 "
Novartis AG-ADR	Sponsored ADR	66987V109	"2,390.8 "	"40,911 "	"40,911 "					"40,911 "
Omnicom Group Inc.	Common	681919106	"1,959.3 "	"20,933 "	"20,933 "					"20,933 "
Pan American Silver Corp.	Common	697900108	542.7 	"27,775 "	"27,775 "					"27,775 "
Patterson Companies Inc.	Common	703395103	271.4 	"8,075 "	"8,075 "					"8,075 "
Penn Virginia Resource Ptnr.	Common	707884102	"1,030.8 "	"42,895 "	"42,895 "					"42,895 "
Pentair Int.	Common	709631105	"2,531.0 "	"96,639 "	"96,639 "					"96,639 "
Pepsico Inc.	Common	713448108	484.4 	"7,422 "	"7,422 "					"7,422 "
PetsMart Inc.	Common	716768106	"3,243.4 "	"116,837 "	"116,837 "					"116,837 "
"Pfizer, Inc."	Common	717081103	"3,115.9 "	"109,868 "	"109,868 "					"109,868 "
"Plains All American Pipeline, LP"	Unit L.P. Int.	726503105	239.6 	"5,192 "	"5,192 "					"5,192 "
Procter & Gamble	Common	742718109	"5,410.8 "	"87,299 "	"87,299 "					"87,299 "
Progressive Corp.	Common	743315103	293.7 	"11,968 "	"11,968 "					"11,968 "
Rayonier Inc.	Common	754907103	"2,662.5 "	"70,437 "	"70,437 "					"70,437 "
"Resmed, Inc."	Common	761152107	"2,602.2 "	"64,651 "	"64,651 "					"64,651 "
Royal Dutch Shell Plc Adr	Spons ADR B	780259107	247.7 	"3,748 "	"3,748 "					"3,748 "
Sabine Royalty Trust	Unit Ben Int	785688102	663.5 	"14,725 "	"14,725 "					"14,725 "
Schlumberger	Common	806857108	422.8 	"6,816 "	"6,816 "					"6,816 "
Silver Standard Resources Inc.	Common	82823L106	465.0 	"21,100 "	"21,100 "					"21,100 "
Sovereign Bancorp	Common	845905108	909.7 	"42,291 "	"42,291 "					"42,291 "
SPDR Trust Series I	Units Ser. I	78462F103	638.0 	"4,776 "	"4,776 "					"4,776 "
Stericycle Inc.	Common	858912108	233.0 	"3,339 "	"3,339 "					"3,339 "
Streettracks Gold Trust	Gold Shs	863307104	"3,078.5 "	"51,766 "	"51,766 "					"51,766 "
Stryker Corp.	Common	863667101	463.1 	"9,339 "	"9,339 "					"9,339 "
Symantec	Common	871503108	240.0 	"11,278 "	"11,278 "					"11,278 "
Sunoco Logistics Ptn LP	Common Units	86764L108	"1,804.9 "	"40,325 "	"40,325 "					"40,325 "
Target Corporation	Common	87612E106	"1,008.5 "	"18,254 "	"18,254 "					"18,254 "
TEPPCO Partners L.P.	UT Ltd Partner	872384102	900.4 	"24,230 "	"24,230 "					"24,230 "
Texas Instruments	Common	882508104	266.0 	"8,000 "	"8,000 "					"8,000 "
Templeton Global Inc.Fund	Common	880198106	"1,771.0 "	"193,550 "	"193,550 "					"193,550 "
Templeton Emerging Markets Fund	Common	880191101	376.5 	"19,704 "	"19,704 "					"19,704 "
"Thor Industries, Inc."	Common	885160101	"4,135.1 "	"100,440 "	"100,440 "					"100,440 "
Tiffany & Co.	Common	886547108	953.0 	"28,704 "	"28,704 "					"28,704 "
"TJX Companies, Inc."	Common	872540109	699.7 	"24,963 "	"24,963 "					"24,963 "
Transocean Inc.	Ord	G90078109	247.6 	"3,381 "	"3,381 "					"3,381 "
TYCO International Ltd.	Common	902124106	595.2 	"21,265 "	"21,265 "					"21,265 "
Valero L.P.	Com Unit LTD PRT	91913W104	677.1 	"13,542 "	"13,542 "					"13,542 "
Ventana Medical Systems	Common	92276H106	325.6 	"7,975 "	"7,975 "					"7,975 "
Verizon Communications	Common	92343V104	259.7 	"6,994 "	"6,994 "					"6,994 "
Viasys Healthcare Inc.	Common	92553Q209	"1,542.4 "	"56,622 "	"56,622 "					"56,622 "
Vornado Realty Trust	Sh.Ben.Int	929042109	689.4 	"6,325 "	"6,325 "					"6,325 "
Wal-mart Stores Inc.	Common	931142103	"1,544.4 "	"31,313 "	"31,313 "					"31,313 "
Walgreen	Common	931422109	"1,053.6 "	"23,735 "	"23,735 "					"23,735 "
Wells Fargo Company	Common	949740104	"3,103.8 "	"85,788 "	"85,788 "					"85,788 "
Wyeth	Common	983024100	719.1 	"14,145 "	"14,145 "					"14,145 "

13F REPORT  3RD Q 2006		GRAND TOTAL	"179,638.1 "
